Schedule of Investments TCW Transform Systems ETF January 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 96.2%
Aerospace & Defense - 14.0%
Airbus SE	57,783	$9,229,532
Safran S.A.	51,430	9,638,752
		18,868,284
Building Products - 2.3%
Trane Technologies plc	12,164	3,065,936
Commercial Services & Supplies - 13.7%
Republic Services, Inc., Class A	69,843	11,951,534
Waste Management, Inc.	34,978	6,492,966
		18,444,500
Construction & Engineering - 4.9%
WillScot Mobile Mini Holdings Corp.*	140,086	6,626,068
Electrical Equipment - 11.6%
Hubbell, Inc., Class B	5,658	1,898,655
nVent Electric plc	31,039	1,863,582
Rockwell Automation, Inc.	14,759	3,738,160
Schneider Electric SE	7,562	1,494,705
Vertiv Holdings Co., Class A	117,255	6,604,973
		15,600,075
Ground Transportation - 11.6%
Canadian Pacific Kansas City Ltd.	57,648	4,638,935
Union Pacific Corp.	44,949	10,964,409
		15,603,344
Independent Power & Renewable Electricity Producers - 1.6%
Vistra Corp.	53,962	2,214,061
Industrial Conglomerates - 7.0%
General Electric Co.	71,597	9,480,875
Machinery - 3.6%
Caterpillar, Inc.	4,084	1,226,466
Deere & Co.	4,603	1,811,649
Sandvik AB	88,032	1,855,950
		4,894,065
Oil, Gas & Consumable Fuels - 13.2%
Diamondback Energy, Inc.	35,659	5,482,215
Exxon Mobil Corp.	53,911	5,542,590
Occidental Petroleum Corp.	92,392	5,319,007
Pioneer Natural Resources Co.	6,220	1,429,543
		17,773,355
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 5.3%
Applied Materials, Inc.	33,070	$5,433,401
First Solar, Inc.*	11,395	1,667,089
		7,100,490
Software - 7.4%
Microsoft Corp.	25,126	9,989,595
Total Common Stocks (Cost $114,178,988)		129,660,648
	Principal
Short-Term Investments - 3.9%
Time Deposit - 3.9%
Citibank, New York 4.67% 2/1/2024 (Cost $5,230,736)	$5,230,736	5,230,736
Total Investments - 100.1% (Cost $119,409,724)		$134,891,384
Liabilities in Excess of Other Assets – (0.1%)		(120,321)
Net Assets - 100.0%		$134,771,063

*	Non-income producing security.

TCW Transform Systems ETF invested, as a percentage of net assets, in the following countries as of January 31, 2024:

United States	72.6%
France	15.1%
Canada	3.4%
Ireland	2.3%
United Kingdom	1.4%
Sweden	1.4%
Other(1)	3.8%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

Schedule of Investments (Continued) TCW Transform Systems ETF January 31, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs as of January 31, 2024 for the Fund based upon the three levels defined above:

TCW Transform Systems ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$129,660,648	$-	$-	$129,660,648
Short-Term Investments
Time Deposit	5,230,736	-	-	5,230,736
Total Investments	$134,891,384	$-	$-	$134,891,384

*	Please refer to the Schedule of Investments to view securities segregated by industry.